Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Summary of Basic and Diluted Earnings Per Share
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2022	January 31, 2021
Net income	2,933	2,017
Dividends on preferred shares and distributions payable on other equity instruments	(55)	(56)
Net income available to common shareholders	2,878	1,961
Weighted-average number of common shares outstanding (in thousands)	648,359	646,511
Basic earnings per common share (Canadian $)	4.44	3.03

Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2022	January 31, 2021
Net income available to common shareholders adjusted for impact of dilutive instruments	2,878	1,961
Weighted-average number of common shares outstanding (in thousands)	648,359	646,511
Effect of dilutive instruments
Stock options potentially exercisable (1)	5,507	3,906
Common shares potentially repurchased	(3,529)	(2,994)
Weighted-average number of diluted common shares outstanding (in thousands)	650,337	647,423
Diluted earnings per common share (Canadian $)	4.43	3.03

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 692,954 with a weighted average exercise price of $144.13

for the three months ended January 31, 2022 (2,916,456 with a weighted average price of $102.51 for the three months ended January 31, 2021) as the average share price for the period did not exceed the exercise price.